Trade Payables and Accrued Liabilities (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Trade Payables and Accrued Liabilities [Abstract]
Trade payables	$ 457,520	$ 70,401
Wages payables	62,110
Due to related parties (Note 18)	16,814	79,904
Accrued liabilities	587,346	317,695
Trade payables and accrued liabilities	$ 1,123,790	$ 468,000